ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying consolidated financial statements include the financial statements of Wins Finance Holdings Inc. (“Wins Finance”) and its subsidiaries, Wins Holdings LLC (“WHL”),Wins Finance Group Limited (“WFG”), Full Shine Capital Resources Limited (“Full Shine”), Jinshang International Financial Leasing Co., Ltd. (“Jinshang Leasing”), Tianjin Jinshang Jiaming Financial Leasing Co. Ltd. (“Tianjin Jiaming”), Shanxi Jinchen Agriculture Co., Ltd. (“Jinchen Agriculture) and Shanxi Dongsheng Finance Guarantee Co., Ltd. (“Dongsheng Guarantee”). Wins Finance and its subsidiaries are collectively referred to as the "Company".

Wins Finance was incorporated in the Cayman Islands as an exempt company on February 15, 2015 and was then a wholly owned subsidiary of Sino Mercury Acquisition Corp.

WFG was incorporated under the laws of British Virgin Islands on July 27, 2014 and was initially owned 100% by Mr. Wang Hong. On October 23, 2014, WFG acquired a wholly-owned subsidiary, Full Shine, which is a shell company incorporated in the laws of the Hong Kong Special Administrative Region (the “HKSAR” or “Hong Kong”), for $1.

On December 2, 2014, WFG, through Full Shine, acquired 100% of the equity capital of Jinshang Leasing, a PRC Company, by means of a share exchange (the “Jinshang Leasing Share Exchange”) pursuant to which WFG issued 30,000,000 ordinary shares to a personal holding Company owned by Mr. Wang Hong in exchange for Mr. Wang Hong’s transferring 100% of the equity capital of Jinshang Leasing to Full Shine.

The share exchange among WFG, Full Shine and Mr. Wang Hong is considered in substance to be a capital transaction, rather than a business combination transaction, because prior to the share exchange WFG and Full Shine did not have any operations, had an immaterial amount of assets, and were controlled by the same owner as Jinshang Leasing. WFG’s financial statements as of and for the year ended June 30, 2015 consolidate WFG, Full Shine, Jinshang Leasing, and Jinshang Leasing’s direct and indirect wholly-owned PRC subsidiaries Jinchen Agriculture, Dongsheng Guarantee and Tianjin Jiaming. Following the completion of the capital transaction, WFG conducted business operations primarily through Jinshang Leasing and Dongsheng Guarantee.

Jinshang Leasing was incorporated on May 18, 2009 in Beijing, the People’s Republic of China (the “PRC”) under the laws of PRC and engages primarily in providing financing lease services to small and medium-sized companies and related financing consulting services in the PRC.

Tianjin Jiaming was incorporated on April 23, 2014 as a wholly-owned subsidiary of Jinshang Leasing. Tianjin Jiaming did not conduct any business activities from its inception through September 30, 2015.

Jinchen Agriculture was incorporated on February 29, 2012 in Jinzhong City. Shanxi Province, PRC under the laws of PRC. Jinchen Agriculture did not conduct any business activities from its inception through September 30, 2015.

Dongsheng Guarantee was incorporated on February 22, 2006 in Jinzhong City, Shanxi Province, PRC under the laws of PRC and is mainly engaged in providing credit guarantees to small and medium-sized companies and related consulting finance services in the PRC.

On October 26, 2015, Wins Finance consummated the transactions contemplated by the Agreement and Plan of Reorganization (the “Merger Agreement”), dated as of April 24, 2015 and amended on May 5, 2015, by and among Wins Finance, Sino Mercury Acquisition Corp. (“Sino”), WFG and the shareholders of WFG (the “WFG Shareholders”).

Upon the closing of the transactions contemplated by the Merger Agreement (the “Closing”), (i) Sino merged with and into Wins Finance with Wins Finance surviving the merger (the “Merger”) and (ii) the WFG Shareholders exchanged 100% of the ordinary shares of WFG for cash and ordinary shares of Wins Finance (the “Share Exchange” together with the Merger, the “Transactions”).

WFG is an integrated financing solution provider with operations located primarily in Jinzhong City, Shanxi Province and Beijing, China. WFG’s goal is to assist Chinese small & medium enterprises, including microenterprises, which have limited access to financing, in improving their overall fund-raising capability and enable them to obtain funding for business development.

As a result of the Transactions, the former members of WFG own approximately 78.0% of the stock of Wins Finance and the former stockholders of Sino own the remaining 22.0%.

The Transactions are accounted for as a “reverse merger” and recapitalization at the date of the consummation of the Transactions since the former members of WFG owned a majority of common stock of the Company and WFG’s operations will be the operations of Sino following the Transactions. Accordingly, WFG is deemed to be the accounting acquirer in the Transactions and, consequently, the Transactions are treated as a recapitalization of WFG. As a result, the assets and liabilities and the historical operations that will be reflected in the Sino’s financial statements after consummation of the Transactions will be those of WFG and will be recorded at the historical cost basis of WFG. Sino’s assets, liabilities and results of operations will be consolidated with the assets, liabilities and results of operations of WFG upon consummation of the Transactions. As such, WFG is the continuing entity for financial reporting purpose. SEC Manual requires that in a reverse acquisition of historical shareholder’s equity of the accounting acquirer prior to the merger is retroactively reclassified (a recapitalization) for the equivalent number of shares received in the merger after giving effect to any difference in par value of the registrant’s and the accounting acquirer’s stock by an offset in paid-in-capital. Therefore, the financial statements have been prepared as if WFG had always been the reporting company and then on the share exchange date, had changed its name and reorganized its capital stock.

WHL was incorporated on November 10, 2015 in New York and was disposed on June 30, 2016 to Ms. Wenyu Li, an individual beneficially owning 8.1% of the Company’s ordinary Shares as of June 30, 2016, for a cash consideration of $270,000 (Note 8), which was the net asset value of WHL on the date of disposal. WHL did not conduct any business activities from its inception.

On December 13, 2016, Appelo Ltd. and Wits Global Ltd., each an entity controlled by Mr. Wang Hong (collectively, the “Sellers”) entered into an agreement to transfer all of the ordinary shares of Wins Finance owned by them (an aggregate of 13,440,000 ordinary shares (approximately 67% of the Company’s outstanding ordinary shares)) to Freeman FinTech Corporation Limited (“Freeman”), a company listed on the Hong Kong Stock Exchange. In connection with the transaction, the Seller transferred certain rights in a registration rights agreement to Freeman.

On August 2, 2017, Spectacular Bid Limited, a wholly owned subsidiary of Freeman, completed the acquisition of approximately 67% of the Company’s outstanding shares.